Long-Term Debt and Other Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Carrying Values of Long-Term Debt and Other Borrowing Arrangements
The carrying values of our long-term debt and other borrowing arrangements were as follows:

	December 31,
	2016	2015
	(In thousands)
Revolving credit agreement due 2018	$—	$50,000
Variable rate term loan due 2020	—	243,965
Senior subordinated notes:
4.125% Senior subordinated notes due 2026	209,081	—
5.25% Senior subordinated notes due 2024	200,000	200,000
5.50% Senior subordinated notes due 2023	529,146	553,835
5.50% Senior subordinated notes due 2022	700,000	700,000
9.25% Senior subordinated notes due 2019	5,221	5,221
Total senior subordinated notes	1,643,448	1,459,056
Total gross debt and other borrowing arrangements	1,643,448	1,753,021
Less unamortized debt issuance costs	(23,287)	(25,239)
Total net debt and other borrowing arrangements	1,620,161	1,727,782
Less current maturities of Term Loan	—	(2,500)
Long-term debt	$1,620,161	$1,725,282

Schedule of Senior Subordinated Notes
The senior subordinated notes due 2019, 2022, 2023, 2024 and 2026 are redeemable currently, after September 1, 2017, April 15, 2018, July 15, 2019, and October 15, 2021, respectively, at the following redemption prices as a percentage of the face amount of the notes:

Senior Subordinated Notes due
2019		2022		2023		2024		2026
Year	Percentage	Year	Percentage	Year	Percentage	Year	Percentage	Year	Percentage
2016	101.542%	2017	102.750%	2018	102.750%	2019	102.625%	2021	102.063%
2017 and thereafter	100.000%	2018	101.833%	2019	101.833%	2020	101.750%	2022	101.375%
		2019	100.917%	2020	100.917%	2021	100.875%	2023	100.688%
		2020 and thereafter	100.000%	2021 and thereafter	100.000%	2022 and thereafter	100.000%	2024 and thereafter	100.000%

Maturities on Outstanding Long-Term Debt and Other Borrowings
Maturities on outstanding long-term debt and other borrowings during each of the five years subsequent to December 31, 2016 are as follows (in thousands):

2017	$—
2018	—
2019	5,221
2020	—
2021	—
Thereafter	1,638,227
$1,643,448